UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006
Cullen High Dividend Equity Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 89.5%
Aerospace & Defense - 2.8%
Raytheon Co.	190,850	$9,162,709
Beverages - 3.3%
Diageo PLC - ADR (b)	149,650	10,631,136
Capital Markets - 4.0%
Allied Capital Corp.	233,700	7,060,077
UBS AG (b)	99,000	5,871,690
		12,931,767
Chemicals - 5.1%
The Dow Chemical Co.	263,600	10,275,128
PPG Industries, Inc.	94,650	6,349,122
		16,624,250
Commercial Banks - 14.1%
Australia & New Zealand Banking Group Ltd. - ADR (b)	43,100	4,307,845
Bank of America Corp.	142,450	7,631,046
Barclays PLC - ADR	116,800	5,929,936
Compass Bancshares, Inc.	58,550	3,336,179
HSBC Holdings PLC - ADR (b)	112,550	10,301,702
Regions Financial Corp.	252,300	9,282,117
Wachovia Corp.	90,900	5,072,220
		45,861,045
Construction Materials - 1.9%
Cemex SA de CV - ADR (a)(b)	202,600	6,094,208
Diversified Financial Services - 6.2%
Alliancebernstein Holding LP	81,400	5,615,786
Citigroup, Inc.	85,420	4,242,811
J.P. Morgan Chase & Co.	218,450	10,258,412
		20,117,009
Diversified Telecommunication Services - 5.5%
BellSouth Corp.	206,900	8,844,975
Verizon Communications, Inc.	241,700	8,974,321
		17,819,296
Electric Utilities - 4.0%
Cia Energetica de Minas Gerais - ADR (b)	113,350	4,448,987
Pinnacle West Capital Corp.	123,600	5,568,180
TECO Energy, Inc.	204,200	3,195,730
		13,212,897
Food Products - 7.1%
HJ Heinz Co.	178,400	7,480,312
Kraft Foods, Inc.	175,550	6,260,113
Sara Lee Corp.	40,550	651,639
Unilever NV - ADR (b)	357,800	8,780,412
		23,172,476
Household Products - 2.7%
Kimberly-Clark Corp.	135,500	8,856,280
Industrial Conglomerates - 2.9%
3M Co.	126,200	9,391,804
Metals & Mining - 2.2%
Anglo American PLC - ADR (b)	344,700	7,273,170
National Commercial Banks - 1.1%
National Bank Canada (b)	66,250	3,615,522
Oil & Gas - 5.5%
ChevronTexaco Corp.	122,800	7,964,808
ConocoPhillips	39,050	2,324,646
PetroChina Company, Ltd. - ADR (b)	30,500	3,283,325
Petroleo Brasileiro SA - ADR (b)	50,000	4,191,500
Total SA - ADR (b)	2,500	164,850
		17,929,129
Paper & Forest Products - 1.3%
Weyerhaeuser Co.	68,600	4,220,958
Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	431,200	10,745,504
GlaxoSmithKline PLC - ADR (b)	152,550	8,120,236
Pfizer, Inc.	372,600	10,566,936
Schering-Plough Corp.	150,000	3,313,500
		32,746,176
Real Estate - 6.8%
BRE Properties - Class A	54,000	3,225,420
Equity Residential	181,950	9,203,031
Health Care Property Investors, Inc.	207,600	6,445,980
Healthcare Realty Trust, Inc.	83,650	3,212,997
		22,087,428
Sanitary Paper Products - 0.2%
Kimberly-Clark de Mexico SA de CV - ADR (b)	26,850	543,165
Telephone Communications - 0.5%
Telecom Corp. of New Zealand Ltd. - ADR (b)	67,550	1,515,147
Tobacco - 2.3%
Altria Group, Inc.	96,550	7,390,902
TOTAL COMMON STOCKS (Cost $266,173,632)		$291,196,474
PREFERRED STOCKS - 1.0%
Trusts, Except Educational, Religious, And Charitable - 1.0%
Ford Motor Co. Capital Trust II	98,600	3,311,974
TOTAL PREFERRED STOCKS (Cost $3,646,990)		$3,311,974
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 12.1%
U.S. Treasuries - 10.1%
4.653%, 10/05/2006	$5,857,000	5,854,086
4.900%, 10/12/2006	2,800,000	2,795,893
4.740%, 10/19/2006	1,100,000	1,097,589
4.775%, 10/26/2006	21,214,000	21,150,073
4.780%, 11/02/2006	1,900,000	1,892,136
TOTAL U.S. TREASURIES (Cost $32,789,777)		$32,789,777
Variable Rate Demand Notes# - 2.0%
American Family Financial Services
4.943%	$3,686,218	$3,686,218
Wisconsin Corporate Central Credit Union
4.994%	2,893,755	2,893,755
Total Variable Rate Demand Notes (Cost $6,579,973)		6,579,973
TOTAL SHORT TERM INVESTMENTS (Cost $39,369,750)		$39,369,750
Total Investments (Cost $309,190,372) - 102.6%		$333,878,198
Liabilities in Excess of Other Assets - (2.6)%		(8,420,318)
TOTAL NET ASSETS - 100.00%		$325,457,880

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates shown are as of September 30, 2006.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$309,262,133
Gross unrealized appreciation	28,798,029
Gross unrealized depreciation	(4,181,964)
Net unrealized appreciation	$24,616,065

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2006
Cullen International High Dividend Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 92.2%
Australia - 3.3%
Australia & New Zealand Banking Group Ltd. - ADR	1,700	$169,915
Equigold NL	37,400	39,442
St. George Bank Ltd.	5,250	118,324
		327,681
Bermuda - 1.5%
Tsakos Energy Navigation Ltd.	3,400	151,640
Brazil - 5.3%
Cia Energetica de Minas Gerais - ADR	3,650	143,262
Cia Siderurgica Nacional SA - ADR	4,350	123,671
CPFL Energia SA - ADR	1,250	48,037
Petroleo Brasileiro SA - ADR	1,750	146,703
Sadia SA - ADR	2,200	60,874
		522,547
Canada - 7.6%
Calloway Real Estate Investment Trust	5,000	121,986
Canadian Oil Sands Trust	500	13,340
Enerplus Resources Fund	4,150	208,703
Pengrowth Energy Trust	6,200	121,644
Primaris Real Estate Investment Trust	4,400	71,644
TimberWest Forest Corp.	9,500	120,944
Vermilion Energy Trust	3,000	88,170
		746,431
Chile - 0.5%
Inversiones Aguas Metropolitan SA - ADR	2,200	48,294
(Acquired 02/17/2006, Cost $43,538) (b)
China - 3.0%
Guangshen Railway Ltd. - ADR	3,450	74,175
PetroChina Company, Ltd. - ADR	1,200	129,180
Shenzhen Expressway Company, Ltd.	165,000	91,918
		295,273
Egypt - 1.1%
Commercial International Bank	14,025	110,377
Finland - 1.5%
Nokia OYJ - ADR	7,450	146,690
Germany - 5.6%
Deutsche Lufthansa AG	7,150	151,412
RWE AG	1,350	124,710
Siemens AG - ADR	2,400	209,040
Vivacon AG (a)	2,950	72,271
		557,433
Hungary - 0.4%
Magyar Telekom Telecommunications Ltd. - ADR (a)	2,150	43,000
India - 1.5%
ICICI Bank Ltd. - ADR	4,800	147,408
Italy - 2.4%
Unicredito Italiano SpA	27,950	231,969
Japan - 2.0%
Nikko Cordial Corp.	10,500	121,778
Nissan Motor Company, Ltd. - ADR	3,450	77,487
		199,265
Malaysia - 5.1%
Berjaya Sports	75,000	95,174
British American Tobacco Malaysia Berhad	11,300	130,986
Ioi Properties Berhad	47,700	106,057
Kuala Lumpur Kepong Berhad	59,500	175,854
		508,071
Mexico - 2.5%
Cemex SA de CV - ADR (a)	5,600	168,448
Kimberly-Clark de Mexico SA de CV - ADR	3,900	78,895
		247,343
Netherlands - 5.0%
ABN AMRO Holding NV - ADR	2,250	65,745
Corio NV	1,300	94,705
Eurocommercial Properties NV	700	33,064
ING Groep NV - ADR	4,500	197,910
Unilever NV - ADR	4,100	100,614
		492,038
New Zealand - 0.4%
Telecom Corp. of New Zealand Ltd. - ADR	1,830	41,047
Norway - 2.2%
Telenor ASA	17,000	221,662
Poland - 0.2%
Polski Koncern Naftowy Orientl - ADR (a)	580	18,128
Russian Federation - 0.3%
LUKOIL - ADR	390	29,718
Singapore - 9.3%
Ascendas Real Estate Investment Trust	40,000	54,148
Parkway Holdings	118,000	208,028
Petra Foods Ltd. (a)	21,000	21,287
Raffles Medical Group Ltd.	297,000	173,908
Singapore Telecommunications Ltd. (a)	114,950	176,596
Tat Hong Holdings Ltd.	337,000	235,523
United Overseas Bank Ltd. - ADR	2,350	48,292
		917,782
South Africa - 1.8%
African Bank Investments Ltd.	29,900	84,839
The Tongaat-Hulett Group, Ltd.	8,300	94,842
		179,681
South Korea - 4.6%
Korea Electric Power Corp. - ADR	1,650	32,258
KT&G Corp.	970	58,943
KT&G Corp. - ADR	5,350	162,507
(Acquired 12/22/05 - 7/31/06, Cost $147,243) (a)(b)
Lg Electronics Inc. - ADR	3,250	62,150
(Acquired 12/20/05 - 4/19/06, Cost $87,905) (a)(b)
Samsung Electronics Co., Ltd. - ADR	530	139,149
(Acquired 12/20/05 - 9/27/06, Cost $139,608) (a)(b)
		455,007
Sweden - 4.6%
D. Carnegie & Co. AB	14,300	301,488
Kungsleden AB (a)	9,000	102,550
Volvo AB - ADR	800	47,760
		451,798
Switzerland - 5.6%
Nestle SA - ADR	2,200	191,236
Syngenta AG	500	75,413
UBS AG	4,800	284,688
		551,337
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	10,107	97,027
Thailand - 1.1%
Rojana Industrial Park Pcl	267,000	107,326
United Kingdom - 12.8%
Anglo American PLC - ADR	9,000	189,900
Barclays PLC - ADR	5,000	253,850
Diageo PLC - ADR	3,450	245,088
GlaxoSmithKline PLC - ADR	5,750	306,072
HSBC Holdings PLC - ADR	1,250	114,413
Vodafone Group PLC - ADR	6,562	150,007
		1,259,330
TOTAL COMMON STOCKS (Cost $8,744,435)		$9,105,303
Total Investments (Cost $8,744,435) - 92.2%		$9,105,303
Other Assets in Excess of Liabilities - 7.8%		770,680
TOTAL NET ASSETS - 100.0%		$9,875,983

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	144(A) Security

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$8,784,490
Gross unrealized appreciation	651,558
Gross unrealized depreciation	(330,745)
Net unrealized appreciation	$320,813

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title) /s/James P. Cullen
James P. Cullen, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/James P. Cullen
James P. Cullen, President

Date November 29, 2006

By (Signature and Title)* /s/Brenda S. Pons
Brenda S. Pons, Treasurer

Date November 29, 2006